   As filed with the Securities and Exchange Commission on February 9, 1998

                       SECURITIES and EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                     Securities Act of 1933 File #2-10766
                 Investment Company Act of 1940 File #811-123
                                   FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   -

                        Pre-Effective Amendment No.
                                                    --

                        Post-Effective Amendment No. 72
                                                     --

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                       -

                               Amendment No. 70
                                             --

      The Composite Funds (formerly Composite Bond & Stock Fund, Inc.)/1/
      ----------------------------------------------------------------
               (Exact name of Registrant as specified in Charter)

              601 West Main Avenue, Suite 300, Spokane, WA  99201
              ---------------------------------------------------
                    (Address of principal executive offices)

       Registrant's telephone number, including area code (509) 353-3486
                                                          --------------

                                 John T. West
                                 ------------
               601 West Main Avenue, Suite 300, Spokane WA  99201
               --------------------------------------------------
                    (Name and address of agent for service)



____________________

         /1/ Effective on or about March 20, 1998 (the "Effective Time"), Composite U.S. Government Securities Fund, Composite Income Fund, Composite Growth & Income Fund, Composite Cash Management Company Money Market Fund, Composite Cash Management Company Tax-Exempt Money Market Fund, Composite Tax-Exempt Bond Fund, Composite Northwest Fund and Composite Bond & Stock Fund, the eight initial series of shares of The Composite Funds, a Massachusetts business trust (the "Trust") will succeed to all of the assets, rights, obligations and liabilities of Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Equity Series, Inc., Composite Cash Management Company Money Market Portfolio, Composite Cash Management Company Tax-Exempt Portfolio, Composite Tax-Exempt Bond Fund, Inc., Composite Northwest Fund, Inc., and Composite Bond & Stock Fund, Inc., respectively. The Trust hereby expressly adopts the Registration Statement of Composite Bond & Stock Fund, Inc., as its own, effective as of the Effective Time, for all purposes of the Investment Company Act of 1940.

                                  Copies to:

     Lawrence R. Small, Esq.                    Joseph B. Kittredge, Esq.
     Paine, Hamblen, Coffin,                    Ropes & Gray
     Brooke & Miller                            One International Place
     717 West Sprague Avenue, Suite  1200       Boston, MA  02110

     Spokane, WA  99201-3505

                               ----------------

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485
--

xx   on March 11, 1998  pursuant to paragraph (b) of Rule 485
--
     60 days after filing pursuant to paragraph (a)(i) of Rule 485
--
     75 days after filing pursuant to paragraph (a)(ii) of Rule 485
--
     on (date) pursuant to paragraph (a)(ii) of Rule 485
--
xx   this post-effective amendment designates a new effective date for a
--   previously filed post-effective amendment.

                               ----------------

Parts A and B of Post-Effective Amendment No. 67 to the Registrant's Registration Statement, filed with the Commission on September 30, 1997, are unchanged by this Post-Effective Amendment and are incorporated herein by reference.

                              THE COMPOSITE FUNDS
                                   FORM N-1A

                                     PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

     (a)  Index to Financial Statements and Supporting Schedules:

          (1)  Financial Statements:

               Composite U.S. Government Securities Fund
               Composite Income Fund
               Composite Tax-Exempt Bond Fund
               Composite Cash Management Company Money Market Fund
               Composite Cash Management Company Tax-Exempt Money Market Fund


               Statement of assets and liabilities -- June 30, 1997 (a). Statement of operations -- year ended June 30, 1997 (a). Statement of changes in net assets -- years ended June 30, 1997 and June 30, 1996 (a).
               Financial highlights (a) (b).
               Notes to financial statements (a).

               Composite Growth & Income Fund
               Composite Northwest Fund
               Composite Bond & Stock Fund

               Statement of assets and liabilities -- April 30, 1997 (a). Statement of operations -- year ended April 30, 1997 (a). Statement of changes in net assets -- years ended April 30, 1997 and April 30, 1996 (a).
               Financial highlights (a) (b).
               Notes to financial statements (a).

          (2)  Supporting Schedules:

               Composite U.S. Government Securities Fund
               Composite Income Fund
               Composite Tax-Exempt Bond Fund
               Composite Cash Management Company Money Market Fund

               Composite Cash Management Company Tax-Exempt Money Market Fund

               Schedule I -- Portfolio of investments owned -- June 30, 1997
               (a).

               Schedules II through IX omitted because the required matter is not present.

               Composite Growth & Income Fund
               Composite Northwest Fund
               Composite Bond & Stock Fund

               Schedule I -- Portfolio of investments owned -- October 31, 1997
               (a).

               Schedules II through IX omitted because the required matter is not present.

Exhibits.

     (1) Form of Amended and Restated Agreement and Declaration of Trust dated as of September 19, 1997 -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (2) By-Laws of The Composite Funds -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (3)  None

     (4) (a) (See Exhibit (1)) Article III (Shares), Article IV (Shareholders' Voting Powers and Meetings) and Article VI (Net Income, Distributions, and Redemptions and Repurchases) of the Amended and Restated Agreement and Declaration of Trust.

          (b) (See Exhibit (2)) Article 10 (Provisions Relating to the Conduct of the Trust's Business ) and Article 11 (Shareholders' Voting Powers and Meetings) of the By-Laws.

     (5) Form of Investment Management Agreement with Composite Research & Management Co. -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (6) (a)(i) Form of Distribution Contract and Distribution Plan with Composite Funds Distributor, Inc. (assuming shareholder approval of proposed charges) -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

          (a)(ii) Form of Distribution Contract and Distribution Plan with Composite Funds Distributor, Inc. (assuming no shareholder approval of proposed charges) -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

          (b) Form of Selected Dealer Agreement -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (7)  None

     (8) Form of Custody Agreement with Investors Fiduciary Trust Company -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (9) Shareholders Service Contract -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (10) Opinion and consent of counsel as to legality of securities being issued -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (11) Accountants' Consent -- LeMaster & Daniels PLLC -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

     (12) None

     (13) None

     (14) None

     (15) See Exhibit 6.

     (16) Schedule for Computation of Performance Information -- to be filed by amendment.

     (17) (a) Financial Data Schedule for Composite U.S. Government Securities Fund -- To be filed by amendment.

          (b) Financial Data Schedule for Composite Income Fund -- To be filed by amendment.

          (c) Financial Data Schedule for Composite Growth & Income Fund -- To be filed by amendment.

          (d) Financial Data Schedule for Composite Money Market Fund -- To be filed by amendment.

          (e) Financial Data Schedule for Composite Tax-Exempt Money Market Fund -- To be filed by amendment.

          (f) Financial Data Schedule for Composite Tax-Exempt Bond Fund -- To be filed by amendment.

          (g) Financial Data Schedule for Composite Northwest Fund -- To be filed by amendment.

          (h) Financial Data Schedule for Composite Bond & Stock Fund -- To be filed by amendment.

     (18) Multi-Class Plan adopted pursuant to Rule 18f-3 -- incorporated by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

     The Registrant is operated under the supervision of Composite Research & Management Co. ("Composite Research"). Composite Research is affiliated with Murphey Favre Securities Services, Inc., which serves as transfer agent for the Registrant. An affiliate of Composite Research, Composite Funds Distributor, Inc. serves as the principal underwriter and distributor for the Registrant. Composite Research, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. serve in their same capacities for the four other registered investment companies (constituting [36] portfolios).

     Composite Research, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.

Item 26.  Number of Holders of Securities

--------------------------------------------------------------------------------
                                                 Number of Record Holders
              Title of Series                    (as of January __, 1998)
              ---------------                    ------------------------
--------------------------------------------------------------------------------
                                           Class A   Class B   Class S   Class I
                                           Shares    Shares    Shares    Shares
--------------------------------------------------------------------------------
Composite U.S. Government Securities Fund
--------------------------------------------------------------------------------
Composite Income Fund
--------------------------------------------------------------------------------
Composite Growth & Income Fund
--------------------------------------------------------------------------------
Composite Money Market Fund
--------------------------------------------------------------------------------
Composite Tax-Exempt Bond Fund
--------------------------------------------------------------------------------
Composite Northwest Fund
--------------------------------------------------------------------------------
Composite Bond & Stock Fund
--------------------------------------------------------------------------------
Composite Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------

Item 27.  Indemnification.

     Reference is made to Article VIII, Section 1 of the Amended and Restated Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") of the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor.

     Registrant's Investment Advisor is Composite Research & Management Co. (the "Advisor"), a wholly-owned subsidiary of Washington Mutual, Inc., a Washington corporation. The Advisor serves in that capacity for the four other registered investment companies (constituting [36] portfolios).


Item 29.  Principal Underwriters.

     The principal underwriter for the Registrant is Composite Funds Distributor, Inc. which also serves in the same capacity for the four other registered investment companies (constituting [36] portfolios).

Item 30.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant at 601 West Main Avenue, Suite 300, Spokane, Washington 99201. The Registrant's custodian activities are performed at Investors Fiduciary Trust Company ("IFTC"), 127 West 10th, Kansas City, Missouri 64105.

Item 31.  Management Services.

     Registrant is not a party to any management related contract, other than as set forth in the Prospectus.

Item 32.  Undertakings.

     (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Spokane in the State of Washington on the 10th day of February, 1998.

                                        The Composite Funds


                                        WILLIAM G. PAPESH*
                                        ----------------------------
                                        William G. Papesh, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                Title                    Date
WILLIAM G. PAPESH*            President and            February 10, 1998
-----------------------       Trustee
William G. Papesh


MONTE D. CALVIN*              Vice President and
-----------------------       Treasurer                February 10, 1998
Monte D. Calvin



WAYNE L. ATTWOOD, M.D.*       Trustee                  February 10, 1998
-----------------------
Wayne L. Attwood, M.D.

KRISTIANNE BLAKE*             Trustee                  February 10, 1998
-------------------
Kristianne Blake

ANNE V. FARRELL*              Trustee                  February 10, 1998
-------------------
Anne V. Farrell


MICHAEL K. MURPHY*            Trustee                  February 10, 1998
-------------------
Michael K. Murphy


DANIEL PAVELICH*              Trustee                  February 10, 1998
-------------------
Daniel Pavelich


JAY ROCKEY*                   Trustee                  February 10, 1998
-------------------
Jay Rockey


RICHARD C. YANCEY*            Trustee                  February 10, 1998
-------------------
Richard C. Yancey


DAVID E. ANDERSON
-------------------           Trustee                  February 10, 1998
David E. Anderson


ARTHUR H. BERNSTEIN
-------------------           Trustee                  February 10, 1998
Arthur H. Bernstein


EDMOND R. DAVIS
-------------------           Trustee                  February 10, 1998
Edmond R. Davis


JOHN W. ENGLISH
-------------------           Trustee                  February 10, 1998
John W. English


ALFRED E. OSBORNE
-------------------           Trustee                  February 10, 1998
Alfred E. Osborne Jr.,
Ph.D.


*By:  MONTE D. CALVIN
    ---------------------------------
    Monte D. Calvin
    Attorney-in-Fact

    Pursuant to Powers of Attorney filed herewith

                              Sierra Trust Funds
                             Sierra Variable Trust
                            Sierra Prime Income Fund
                       Sierra Asset Management Portfolios
                              The Composite Funds
                   Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                      Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                         Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc. , Composite Income Fund, Inc. , Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   DAVID E. ANDERSON
                                                   DAVID E. ANDERSON
Date:   February 2, 1998

                               Sierra Trust Funds
                             Sierra Variable Trust
                            Sierra Prime Income Fund
                       Sierra Asset Management Portfolios
                              The Composite Funds
                   Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                      Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                         Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

      The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   WAYNE L. ATTWOOD
                                                   WAYNE L. ATTWOOD
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   DAVID E. ANDERSON
                                                   DAVID E. ANDERSON
Date:   February 2, 1998

                               Sierra Trust Funds
                             Sierra Variable Trust
                            Sierra Prime Income Fund
                       Sierra Asset Management Portfolios
                              The Composite Funds
                   Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                      Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                         Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                        ARTHUR H. BERNSTEIN
                                                        ARTHUR H. BERNSTEIN
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   KRISTIANNE BLAKE
                                                   KRISTIANNE BLAKE

Date:   February 2, 1998

                                Sierra Trust Funds
                             Sierra Variable Trust
                            Sierra Prime Income Fund
                       Sierra Asset Management Portfolios
                              The Composite Funds
                   Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                      Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                         Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc. , Composite Income Fund, Inc. , Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   EDMOND R. DAVIS
                                                   EDMOND R. DAVIS
Date:   February 2, 1998

                                Sierra Trust Funds
                             Sierra Variable Trust
                            Sierra Prime Income Fund
                       Sierra Asset Management Portfolios
                              The Composite Funds
                   Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                      Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                         Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc. , Composite Income Fund, Inc. , Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the"1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   ANNE V. FARRELL
                                                   ANNE V. FARRELL
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   JOHN W. ENGLISH
                                                   JOHN W. ENGLISH
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                        MICHAEL K. MURPHY
                                                        MICHAEL K. MURPHY
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                  ALFRED E. OSBORNE, JR., PH.D
                                                  ALFRED E. OSBORNE, JR., PH.D
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   WILLIAM G. PAPESH
                                                   WILLIAM G. PAPESH
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   DAVID L. PAVELICH
                                                   DAVID L. PAVELICH
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   JAY ROCKEY
                                                   JAY ROCKEY
Date:   February 2, 1998

                              Sierra Trust Funds
                             Sierra Variable Trust
                           Sierra Prime Income Fund
                      Sierra Asset Management Portfolios
                              The Composite Funds
                  Composite U.S. Government Securities, Inc.
                          Composite Income Fund, Inc.
                     Composite Growth & Income Fund, Inc.
                      Composite Tax-Exempt Bond Fund Inc.
                        Composite Northwest Fund, Inc.
                       Composite Bond & Stock Fund, Inc.
                       Composite Cash Management Company


                               POWER OF ATTORNEY
                               -----------------

       The individual whose signature appears below does hereby constitute and appoint Keith B. Pipes and John T. West, and each of them acting alone, as his/her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable each of Sierra Trust Funds, Sierra Variable Trust, Sierra Prime Income Fund, Sierra Asset Management Portfolios, The Composite Funds, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund, Inc., Composite Tax-Exempt Bond
Fund Inc., Composite Northwest Fund, Inc., Composite Bond & Stock Fund, Inc. and Composite Cash Management Company (collectively, the "Registrants") to comply with the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with each Registrant's Registration Statement on Form N-1A or N-2 pursuant to the 1933 Act and/or the 1940 Act, together with any and all amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee or director (as appropriate) of each Registrant such Registration Statement and any and all such amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                   RICHARD C. YANCEY
                                                   RICHARD C. YANCEY
Date:   February 2, 1998